--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                   EMERGING MARKETS
                                      FUND, INC.
--------------------------------------------------------------------------------






                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER






                                    MORGAN STANLEY
                             EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Valerie Y. Lewis
SECRETARY

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1998, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -30.35% compared with -32.24% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended September 30, 1998, and for the period from commencement of operations on November 1, 1991 through September 30, 1998, the Fund's total return, based on net asset value per share, was -44.54% and 44.78%, respectively, compared with -45.66% and -3.59%, respectively, for the Index. On September 30, 1998, the closing price of the Fund's shares on the New York Stock Exchange was 6 7/8, representing a 23.1% discount to the Fund's net asset value per share.

The poor returns in emerging markets equities over the last 5 years and especially the last 12 months have been extremely disappointing to investors.
Is the emerging markets asset class fundamentally flawed and destined to further underperformance? We firmly believe it is not and that the case for investing in emerging markets over the next few years has never been stronger.

All asset classes go through investment cycles. After a long period of out-performance, emerging market equities have gone through a long period of underperformance. This cycle has been more extreme than most given the nascent nature of these markets and the furious pace of capital flows. Emerging markets are riskier than developed markets, but this is a difference of degree and not of kind. The fundamental investment cycles are the same.

At the moment we believe that we are close to a bottom in this cycle. Therefore, this is not the time for long term money to be withdrawing from the asset class. History shows that investing in times of fear is usually well rewarded.

The third quarter was an extremely disappointing quarter for investors in the emerging markets. The crisis in the Russian financial system and the imposition of capital controls in Malaysia set the tone for another quarter of poor returns. The Fund's net asset value per share fell 24.22% compared with a decline of 19.48% for the Index. Underperformance relative to the Index was largely driven by our overweight positions in Hungary (-33.7%), Poland (-26.6%), and Turkey (-47.4%) coupled with our underweight exposure to Greece (-4.1%). Notable contributors to performance included our overweight positions in Asia. Specifically, overweighting India (-4.9%), Pakistan (+18.6%), Korea (+6.5%), and Thailand (+6.3%) helped performance.

Jitters over upcoming elections and currency vulnerabilities resulted in negative returns throughout the Latin region (-24.7%). Argentina fell the least within the region, posting a decline of 15.6%. Colombia was the worst performing Latin market, plunging 37.9%. Most investors focused on Brazil (-28.6%) during the third quarter, wondering if its currency would devalue, particularly after the Russian ruble collapsed in August. Brazil's currency is particularly vulnerable given its large and growing fiscal deficit. At 7% of gross domestic product, Brazil's fiscal deficit is the largest within Latin America. Given our concerns with respect to its currency and fiscal matters, we trimmed 3% from our Brazilian exposure. With the Presidential election now over (early-October) and President Cardoso re-elected, it is critical that fiscal inadequacies are addressed, thereby reducing currency pressures.

Mexico fell 22.6% during the third quarter. Investors worried that government spending cuts, diminished U.S. growth, price competition from Asian exports, and curtailed demand in Asia, would stem Mexican corporate earnings growth. The market recovered in September, gaining 19.1% as the possibility of a bailout package for Brazil spurred Mexico's market. We added approximately 2% to our Mexican weighting.

Asia fell 14.3% led by Malaysia (-39.8%), Indonesia (-28.0%), and the Philippines (-25.5%). The better performing Asian markets included Pakistan (+18.6%), Korea (+6.5%), Thailand (+6.3%), and India (-4.9%). Over the next year, we expect to see a continuation of this differentiation between the winners and losers within the emerging markets and particularly Asia.

Malaysia's Prime Minister Mahatir shocked the investment community by imposing strict capital controls on September 1st. The government fixed the exchange rate at 3.8 ringgit/ U.S. dollar and required foreign investors to lock in capital for at least one year before repatriation. Given the options of either holding our equity positions or raising some cash, we chose the former. We believe that a portfolio of the soundest companies in Malaysia will outperform ringgit time deposits over the next twelve months.

The indication that India and Pakistan would sign the nuclear test-ban treaty resulting in the easing of U.S. economic sanctions improved market sentiment. Korea and Thailand's markets rose with confidence as their governments continue to introduce policy measures to boost their economies. South Korea's government set up a $2.3 billion fund with an aim to boost corporate investment and domestic demand. Thailand's government is focusing on combating the problem of non-performing loans through the approval of tax exemptions for those companies which restructure delinquent loans.

Within Emerging Europe, the Middle-East, and Africa, the most notable market event was the financial disaster experienced by Russia. After the $22 billion IMF stabilization loan failed to turn investor sentiment around, the Russian government was forced into action. The deteriorating situation included waning foreign exchange reserves, soaring yields on short-term ruble debt, plunging commodity prices and a banking sector besieged with foreign currency debts and maturing forward contracts. The end result included a devaluation, a forced debt conversion, a foreign debt moratorium, and increased political instability as Yeltsin sacked his newest cabinet.

Over the course of the third quarter, we trimmed our Russian holdings by 2%, Turkish holdings by 2%, and South African holdings by 1%. At quarter-end, we were market-weight in Russia. We are overweight Turkey as its government is committed to reform, and underweight South Africa as the macro story has been lackluster, although corporate restructuring is taking place.

The emerging markets have significantly underperformed other asset classes over the last few years and particularly recently. Uncertainty in Russia and near term risks in China, Hong Kong and Brazil coupled with the currently volatile equity environment in the U.S. and Europe make us cautious for the rest of 1998. We believe, however, that flows into emerging markets funds will pick up over the course of 1999 for the following reasons: 1) better macroeconomic and regulatory management, 2) increased focus on ROI and shareholder value leading to higher earnings per share, 3) return of high gross domestic product growth,
4) extreme equity under-valuation, and 5) reversal of negative sentiment and capital flows.

We cannot predict exactly when the emerging markets will bottom out. Currently we are nervous that Brazil may not be able to deliver the strong fiscal adjustment that the country needs and the market is demanding. In addition, developed markets are experiencing very high volatility which no market can escape in the short run. But the markets have priced in the bad events of the previous years and most of the potential risks.

The recent crisis in emerging markets should be viewed as growing pains and not a fundamental shift in the emerging markets concept. Most governments are becoming more democratic and have accepted the challenge to lay the foundations
for better and sounder growth.   Stocks are cheap, company management are
becoming more focused on ROI, and the capital markets will demand greater transparency, efficiency and higher returns.

Emerging markets make up 84% of the world's population, about 18% of the world's economy, and roughly 9% of the market capitalization. The opportunity set for emerging markets has not become smaller. More than 125 companies and five more countries are currently included in the MSCI Emerging Markets Index than were included five years ago.

Looking forward, stock market returns will be the product of 1) earnings growth
2) price-earnings multiple changes and 3) currency movements. Increasing focus on ROI coupled with the return of high gross domestic product growth should lead to higher earnings. Sounder institutions and policies coupled with a reversal of negative sentiment should lead to higher multiples. And, most of these currencies are now undervalued. The result should be higher returns.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. From that date through September 30, 1998, the Fund repurchased 606,700 shares of its Common Stock at an average price per share of $7.93 and an average discount of 19.89% from net asset value per share. The Fund will continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors. We will update you on the progress of the repurchase program in future shareholder reports.

The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.


Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1998

--------------------------------------------------------------------------------

Effective October 1998, Andy Skov has joined Robert Meyer in assuming primary responsibility for the day-to-day management of the Fund's assets. Andy Skov joined Morgan Stanley Asset Management ("MSAM") in 1994 as a Portfolio Manager. Currently, he is a Principal of MSAM and of Morgan Stanley & Co. Prior to joining MSAM, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development.

Morgan Stanley Emergin Markets Fund, Inc.
Investment Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


  HISTORICAL
  INFORMATION                                                    TOTAL RETURN (%)
                                    -----------------------------------------------------------------------
                                        MARKET VALUE (1)      NET ASSET VALUE (2)            INDEX (3)
                                    ----------------------  -----------------------  ----------------------
                                                  AVERAGE                  AVERAGE                 AVERAGE
                                     CUMULATIVE   ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                    -----------  --------   ----------    --------   ----------   ---------
          Fiscal Year to Date          -36.43%         --      -30.35%         --      -32.24%         --
          One Year                     -51.86      -51.86%     -44.54      -44.54%     -45.66      -45.66%
          Five Year                    -42.95+     -10.62+     -14.70+      -3.13+     -25.11+      -5.62+
          Since Inception*              11.21+       1.55+      44.78+       5.49+      -3.59+      -0.53+

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                  [GRAPH]


                                                  YEAR ENDED DECEMBER 31,                                     NINE MONTHS
                                                                                                                 ENDED
                                                                                                              SEPTEMBER 30,
                                   1991*       1992       1993       1994       1995       1996       1997       1998
                                  ------     ------     ------     ------     ------     ------     ------   --------
Net Asset Value Per Share . . .   $14.71     $16.74     $28.20     $20.30     $14.69     $15.69     $15.52     $ 8.95
Market Value Per Share  . . . .   $14.25     $18.13     $31.63     $21.50     $15.50     $13.88     $13.06     $ 6.88
Premium/(Discount). . . . . . .     -3.1%       8.3%      12.2%       5.9%       5.5%     -11.5%     -15.9%     -23.1%
Income Dividends. . . . . . . .   $ 0.04     $ 0.01         --         --         --     $ 0.05     $ 0.01     $ 0.11
Capital Gains Distributions . .       --     $ 0.01     $ 1.49     $ 6.50     $ 1.29     $ 0.98     $ 0.01     $ 2.18
Fund Total Return (2) . . . . .     4.61%     13.94%     95.22%+    -5.33%    -16.30%+    13.84%     -0.97%    -30.35%
Index Total Return (3). . . . .     3.25%      0.33%     67.52%     -0.51%    -12.34%      7.84%    -14.42%    -32.24%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.
  *  The Fund commenced operations on November 1, 1991.
  + This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENT


                                       [CHART]


Debt Instruments                                        (0.2%)
Equity Securities                                      (91.5%)
Short-Term Investments                                  (8.3%)

--------------------------------------------------------------------------------
SECTORS

                                       [CHART]

Other                                                  (29.7%)
Utilities - Electrical & Gas                            (4.7%)
Telecommunications                                     (22.6%)
Banking                                                 (5.3%)
Beverages & Tobacco                                     (8.1%)
Broadcasting & Publishing                               (3.2%)
Chemicals                                               (3.1%)
Electronic Components & Instruments                     (9.0%)
Energy Sources                                          (6.7%)
Metals                                                  (3.3%)
Multi-Industry                                          (4.3%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS


                                       [CHART]


Other                                                  (28.6%)
Poland                                                  (3.9%)
Turkey                                                  (4.1%)
Israel                                                  (4.7%)
Argentina                                               (4.8%)
South Africa                                            (6.4%)
Mexico                                                 (12.7%)
Brazil                                                 (10.7%)
India                                                  (10.6%)
Taiwan                                                  (7.1%)
Korea                                                   (6.4%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                            PERCENT OF
                                                            NET ASSETS
                                                            ----------
     1.   Telmex (Mexico)                                      5.1%
     2.   Pohang Iron & Steel Co., Ltd. (Korea)                2.4
     3.   Bharat Heavy Electricals Ltd. (India)                2.3
     4.   Telebras  (Brazil)                                   2.2
     5.   FEMSA (Mexico)                                       2.2
     6.   Televisa (Mexico)                                    2.2
     7.   Samsung Electronics Co. (Korea)                      2.1
     8.   Pakistan Telecommunications Corp. (Pakistan)         2.1
     9.   Cemig (Brazil)                                       1.9
     10.  Taiwan Semiconductor Co. (Taiwan)                    1.8
                                                              ----
                                                              24.3%
                                                              ----
                                                              ----

FINANCIAL STATEMENTS
--------
STATEMENT OF NET ASSETS
--------
SEPTEMBER 30, 1998 (UNAUDITED)


                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
COMMON STOCKS (93.9%)
(Unless otherwise noted)
-----------------------------------------------------------------------------
ARGENTINA (4.8%)
AUTOMOBILES
   CIADEA                                                    1   U.S.$     --@
                                                                 ------------
ENERGY SOURCES
   YPF ADR                                             123,778          3,218
                                                                 ------------
TELECOMMUNICATIONS
   Telecom Argentina ADR                                94,489          2,805
   Telefonica Argentina ADR                            118,069          3,476
                                                                 ------------
                                                                        6,281
                                                                 ------------
                                                                        9,499
                                                                 ------------
-----------------------------------------------------------------------------
BRAZIL (10.7%)
BANKING
   Banco Nacional (Preferred)                       61,598,720              3
   Unibanco (Preferred) GDR                             65,612            886
                                                                 ------------
                                                                          889
                                                                 ------------
BEVERAGES & TOBACCO
   Brahma (Preferred)                                3,278,209          1,286
   Brahma (Preferred) ADR                                3,454             27
                                                                 ------------
                                                                        1,313
                                                                 ------------
ENERGY SOURCES
   Petrobras (Preferred)                            12,762,999          1,314
(a)Petrobras (Preferred) ADR                            22,595            230
                                                                 ------------
                                                                        1,544
                                                                 ------------
FOOD & HOUSEHOLD PRODUCTS
   Pao de Acucar (Preferred)                         6,460,000             86
(a)Pao de Acucar (Preferred) ADR                        19,305            254
                                                                 ------------
                                                                          340
                                                                 ------------
MERCHANDISING
   Lojas Arapua (Preferred)                         30,412,000              8
(a)Lojas Arapua (Preferred) ADR                         31,540             12
   Lojas Renner (Preferred)                         14,237,000            192
                                                                 ------------
                                                                          212
                                                                 ------------
METALS -- NON-FERROUS
   CVRD (Preferred)                                     16,102            238
   CVRD (Preferred) 'A'                                 29,484            423
   CVRD (Preferred) ADR                                 44,219            645
                                                                 ------------
                                                                        1,306
                                                                 ------------
TELECOMMUNICATIONS
   CRT (Preferred) 'A'                               8,932,576          2,690
   Embratel (Preferred)                             28,703,945            303
   Tele Celular Sul (Preferred)                     28,703,945             40
   Tele Centro Oeste Celular (Preferred)            28,703,945             21
   Tele Centro-Sul (Preferred)                      28,703,945            303
   Tele Leste Celular (Preferred)                   28,703,945             11
   Tele Nordeste Celular (Preferred)                28,703,945             16
   Tele Norte Celular (Preferred)                   28,703,945              8
   Tele Norte-Leste (Preferred)                     28,703,945            334
   Tele Sudeste Celular (Preferred)                 28,703,945             90
   Telebras (Preferred)                             28,703,945             10
   Telebras (Preferred) ADR                             29,946          2,066
   Telebras Holders                                     33,579          2,365
   Telecom Brasil (Preferred) ADR                   14,504,000          1,011
   Telemig Celular (Preferred)                      28,703,945             21
   Telerj Celular (Preferred) 'B'                    3,756,000             82
   Telesp (Preferred)                                1,698,000            246
   Telesp (Preferred)                               21,546,945            518
   Telesp Celular (Preferred)                       28,703,945            194
   Telesp Celular (Preferred) 'B'                   16,867,313            697
                                                                 ------------
                                                                       11,026
                                                                 ------------
TEXTILES & APPAREL
   Coteminas                                         2,200,500            258
(a)Coteminas ADR                                        23,460            137
                                                                 ------------
                                                                          395
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Cemig (Preferred)                               119,369,169          2,598
   Cemig (Preferred) ADR                                44,068            974
(a)Cemig (Preferred) ADR                                 9,209            201
   Eletrobras                                        7,602,000            158
   Eletrobras (Preferred) 'B'                       15,477,000            342
                                                                 ------------
                                                                        4,273
                                                                 ------------
                                                                       21,298
                                                                 ------------
-----------------------------------------------------------------------------
CHILE (0.7%)
BEVERAGES & TOBACCO
   CCU ADR                                              28,420            522
                                                                 ------------
MERCHANDISING
   Santa Isabel ADR                                     13,022             74
                                                                 ------------
UTILITIES --- ELECTRICAL & GAS
   Endesa ADR                                           17,235            147
   Enersis ADR                                          30,835            628
                                                                 ------------
                                                                          775
                                                                 ------------
                                                                        1,371
                                                                 ------------
-----------------------------------------------------------------------------
CHINA (1.0%)
ENERGY SOURCES
   Yanzhou Coal
     Mining Co., Ltd. ADR                               74,130            640
   Zhenhai Refining & Chemical Co., Ltd. 'H'         4,178,000            798
                                                                 ------------
                                                                        1,438
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Huaneng Power International, Inc. ADR                49,965            512
                                                                 ------------
                                                                        1,950
                                                                 ------------
-----------------------------------------------------------------------------
COLOMBIA (0.0%)
BANKING
   Bancolombia (Preferred)                               6,249             10
                                                                 ------------
-----------------------------------------------------------------------------



                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
EGYPT (2.1%)
BANKING
   Commercial International Bank                        30,373   U.S.$    283
                                                                 ------------
BEVERAGES & TOBACCO
   Al-Ahram Beverages Co.                                3,848            242
   Al-Ahram Beverages Co. GDR                           12,000            376
   Eastern Tobacco                                      31,090            702
                                                                 ------------
                                                                        1,320
                                                                 ------------
BUILDING MATERIALS & COMPONENTS
   Ameriyah Cement Co.                                     100              2
   Helwan Portland Cement Co.                           26,780            400
   Suez Cement Co. GDR                                  16,230            234
                                                                 ------------
                                                                          636
                                                                 ------------
CHEMICALS
   Egyptian Finance & Industrial Co.                    29,700            523
   Paints & Chemical Industries                          2,000             54
   Paints & Chemical Industries GDR                     55,700            461
                                                                 ------------
                                                                        1,038
                                                                 ------------
MULTI-INDUSTRY
   Industrial & Engineering Enterprises Co.             11,690            192
                                                                 ------------
REAL ESTATE
   Madinet Nasr Housing & Development                    7,000            305
                                                                 ------------
UTILITIES -- Electrical & Gas
   Egypt Gas Co.                                         5,500            497
                                                                 ------------
                                                                        4,271
                                                                 ------------
-----------------------------------------------------------------------------
GREECE (2.9%)
BANKING
   National Bank of Greece                               2,840            383
                                                                 ------------
BEVERAGES & TOBACCO
   Hellenic Bottling Co.                                16,010            395
                                                                 ------------
ENERGY SOURCES
   Helenic Petroleum                                    55,470            472
                                                                 ------------
TELECOMMUNICATIONS
   Hellenic Telecommunication Organization             131,781          3,160
   STET Hellas Telecommunications ADR                   44,810          1,389
                                                                 ------------
                                                                        4,549
                                                                 ------------
                                                                        5,799
                                                                 ------------
-----------------------------------------------------------------------------
HONG KONG (0.9%)
BROADCASTING & PUBLISHING
   South China Morning Post (Holdings) Ltd.          1,143,000            450
                                                                 ------------
TELECOMMUNICATIONS
   China Telecom Ltd.                                  514,000            809
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Zhejiang Expressway Co., Ltd. 'H'                 3,203,000            558
                                                                 ------------
                                                                        1,817
                                                                 ------------
-----------------------------------------------------------------------------
HUNGARY (3.1%)
BANKING
   OTP Bank Rt.                                         23,250            660
                                                                 ------------
ENERGY SOURCES
   MOL Magyar Olaj-es Gazipari Rt. GDR                 159,110          3,059
                                                                 ------------
HEALTH & PERSONAL CARE
   Richter Gedeon Rt.                                    3,733            115
   Richter Gedeon Rt. GDR                               12,850            360
                                                                 ------------
                                                                          475
                                                                 ------------
TELECOMMUNICATIONS
   Matav Rt.                                           139,810            616
   Matav Rt. ADR                                        66,435          1,441
                                                                 ------------
                                                                        2,057
                                                                 ------------
                                                                        6,251
                                                                 ------------
-----------------------------------------------------------------------------
INDIA (10.4%)
AUTOMOBILES
   Apollo Tyres Ltd.                                     8,450             14
   Bajaj Auto Ltd.                                     110,300          1,677
   Hero Honda Ltd.                                     171,100          2,577
   MRF Ltd.                                             10,000            377
   Tata Engineering & Locomotive Ltd.                      729              2
                                                                 ------------
                                                                        4,647
                                                                 ------------
BANKING
   State Bank of India Ltd.                            116,250            549
                                                                 ------------
BEVERAGES & TOBACCO
   ITC Ltd.                                            140,502          2,289
                                                                 ------------
BUILDING MATERIALS & COMPONENTS
   ITW Signode India Ltd.                              136,800            248
                                                                 ------------
CHEMICALS
   Reliance Industries Ltd.                              1,349              4
                                                                 ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
   Infosys Technology Ltd.                              30,000          1,774
                                                                 ------------
ENERGY EQUIPMENT & SERVICES
   Bharat Heavy Electricals Ltd.                       692,100          4,587
                                                                 ------------
ENERGY SOURCES
   Bharat Petroleum Corp., Ltd.                         39,500            245
   Bharat Petroleum Corp., Ltd. - New                    2,500             15
   Hindustan Petroleum Corp., Ltd.                      33,000            227
                                                                 ------------
                                                                          487
                                                                 ------------
FINANCIAL SERVICES
   Housing Development Finance Corp., Ltd.              17,932          1,022
                                                                 ------------
HEALTH & PERSONAL CARE
   Hindustan Lever Ltd.                                 29,500          1,169
   Hoechst Marion Roussel India Ltd.                    50,000            488
                                                                 ------------
                                                                        1,657
                                                                 ------------
-----------------------------------------------------------------------------


                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
INDIA (CONTINUED)
MACHINERY & ENGINEERING
   Larsen & Toubro Ltd.                                 27,400   U.S.$    119
   Larsen & Toubro Ltd. GDR                             60,000            512
                                                                 ------------
                                                                          631
                                                                 ------------
MULTI-INDUSTRY
(b)Morgan Stanley Growth Fund                        6,881,800            973
                                                                 ------------
TRANSPORTATION -- ROAD & RAIL
   Container Corp. of India Ltd.                       221,500          1,827
                                                                 ------------
                                                                       20,695
                                                                 ------------
-----------------------------------------------------------------------------
INDONESIA (0.8%)
BEVERAGES & TOBACCO
   Gudang Garam                                        937,160            501
                                                                 ------------
ENERGY SOURCES
   Gulf Indonesia Resources Ltd.                        15,800            131
                                                                 ------------
FOREST PRODUCTS & PAPER
   Indah Kait Pulp & Paper                           2,902,405            414
                                                                 ------------
TELECOMMUNICATIONS
   Telekomunikasi Indonesia                          3,103,000            442
   Telekomunikasi Indonesia ADR                         34,170            101
                                                                 ------------
                                                                          543
                                                                 ------------
                                                                        1,589
                                                                 ------------
-----------------------------------------------------------------------------
ISRAEL (4.7%)
BANKING
   Bank Hapoalim Ltd.                                  468,001          1,142
   First International Bank of Israel '5'              139,929            745
                                                                 ------------
                                                                        1,887
                                                                 ------------
ELECTRICAL & ELECTRONICS
   Elbit Systems Ltd.                                        1             --@
   Elron Electronic Industries Ltd.                     12,956            190
   Nice Systems Ltd.                                     4,294             81
   Nice Systems Ltd.  ADR                               18,120            267
   Tadiran Ltd.                                          7,994            221
   Tadiran Ltd. ADR                                      7,886            220
   Tadiran Telecommunications Ltd.                      24,710            337
                                                                 ------------
                                                                        1,316
                                                                 ------------
ELECTRONIC COMPONENTS, INSTRUMENTS
   Orbotech Ltd.                                        35,874          1,155
                                                                 ------------
ENERGY SOURCES
   Dor Energy 1988 Ltd. GDR                             42,500            158
                                                                 ------------
HEALTH & PERSONAL CARE
   Teva Pharmaceutical Industries Ltd. ADR              17,260            654
                                                                 ------------
MERCHANDISING
   Super Sol Ltd.                                      657,589          1,860
                                                                 ------------
MULTI-INDUSTRY
   Koor Industries Ltd.                                 29,084          2,426
                                                                 ------------
                                                                        9,456
                                                                 ------------
-----------------------------------------------------------------------------
KOREA (6.4%)
APPLIANCES & HOUSEHOLD DURABLES
   Samsung Electronics Co.                             153,950          4,207
   Samsung Electronics Co. (Rights)                        295             --
   Samsung Electronics Co. GDR - New                     3,072             36
                                                                 ------------
                                                                        4,243
                                                                 ------------
BUILDING MATERIALS & COMPONENTS
   Hankuk Glass Industry Co., Ltd.                      43,000            587
                                                                 ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
   S1 Corp.                                              8,124            941
                                                                 ------------
METALS -- STEEL
   Pohang Iron & Steel Co., Ltd.                       124,700          4,864
                                                                 ------------
TELECOMMUNICATIONS
   SK Telecom Co., Ltd.                                  2,160          1,000
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Korea Electric Power Corp.                           77,260          1,072
                                                                 ------------
                                                                       12,707
                                                                 ------------
-----------------------------------------------------------------------------
MALAYSIA (1.9%)
BEVERAGES & TOBACCO
   Rothmans of Pall Mall Bhd                           138,200            540
                                                                 ------------
ENERGY SOURCES
   Petronas Gas Bhd                                    348,000            534
                                                                 ------------
FOOD & HOUSEHOLD PRODUCTS
   Nestle Bhd                                          109,000            353
                                                                 ------------
LEISURE & TOURISM
   Genting Bhd                                         197,400            331
                                                                 ------------
MISCELLANEOUS MATERIALS & COMMODITIES
   Kuala Lumpur Kepong Bhd                             316,000            320
                                                                 ------------
TELECOMMUNICATIONS
   Technology Resources Industries Bhd                  86,000             25
   Telekom Malaysia Bhd                                856,000          1,223
                                                                 ------------
                                                                        1,248
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Tenaga Nasional Bhd                                 585,000            510
                                                                 ------------
                                                                        3,836
                                                                 ------------
-----------------------------------------------------------------------------
MEXICO (12.7%)
BANKING
   Banacci 'B'                                         565,790            499
   Banacci 'L'                                          45,447             44
   Bancomer 'B'                                        207,250             37
(a)Bancomer 'B' ADR                                     29,660            107
                                                                 ------------
                                                                          687
                                                                 ------------
BEVERAGES & TOBACCO
   FEMSA                                             1,433,575          2,797
   FEMSA ADR                                            82,796          1,625
                                                                 ------------
                                                                        4,422
                                                                 ------------
-----------------------------------------------------------------------------


                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
MEXICO (CONTINUED)
BROADCASTING & PUBLISHING
   Televisa CPO GDR                                    224,437   U.S.$  4,335
   TV Azteca ADR                                        35,401            232
                                                                 ------------
                                                                        4,567
                                                                 ------------
BUILDING MATERIALS & COMPONENTS
   Cemex 'B'                                            42,120            104
   Cemex 'B' ADR                                        76,146            378
   Cemex CPO                                           434,665            955
   Cemex CPO ADR                                       171,119            747
                                                                 ------------
                                                                        2,184
                                                                 ------------
HEALTH & PERSONAL CARE
   Kimberly 'A'                                        760,391          1,827
                                                                 ------------
MERCHANDISING
   Cifra 'C'                                           274,489            315
   Cifra 'V'                                           556,600            628
   Cifra 'V' ADR                                        35,100            427
                                                                 ------------
                                                                        1,370
                                                                 ------------
MULTI-INDUSTRY
   Grupo Carso 'A1'                                     68,430            194
                                                                 ------------
TELECOMMUNICATIONS
   Telmex "L" ADR                                      228,544         10,113
                                                                 ------------
                                                                       25,364
                                                                 ------------
-----------------------------------------------------------------------------
PAKISTAN (3.1%)
CHEMICALS
   Fauji Fertilizer Co., Ltd.                        1,335,700          1,247
                                                                 ------------
ENERGY SOURCES
   Pakistan State Oil Co., Ltd.                        166,918            291
                                                                 ------------
TELECOMMUNICATIONS
   Pakistan Telecommunications Corp.                 7,388,700          3,801
   Pakistan Telecommunications Corp. GDR                 7,650            348
                                                                 ------------
                                                                        4,149
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Hub Power Co.                                       743,000            208
   Sui Northern Gas Co.                                886,995            179
                                                                 ------------
                                                                          387
                                                                 ------------
                                                                        6,074
                                                                 ------------
-----------------------------------------------------------------------------
PHILIPPINES (1.6%)
BEVERAGES & TOBACCO
   San Miguel Corp. 'B'                                569,910            736
                                                                 ------------
MULTI-INDUSTRY
   Ayala Corp.                                       1,241,620            140
                                                                 ------------
REAL ESTATE
   SM Prime Holdings, Inc. 'B'                       3,862,580            477
                                                                 ------------
TELECOMMUNICATIONS
   Philippine Long Distance Telephone Co.               51,015          1,073
   Philippine Long Distance Telephone Co. ADR            6,000            121
                                                                 ------------
                                                                        1,194
                                                                 ------------
UTILITIES -- ELECTRICAL & GAS
   Manila Electric Co. 'B'                             329,490            629
                                                                 ------------
                                                                        3,176
                                                                 ------------
-----------------------------------------------------------------------------
POLAND (3.9%)
BANKING
   Bank Bandlowy W Warszawie GDR                        19,890            205
   Bank Handlowy W Warszawie                            28,935            298
   Bank Rozwoju Eksportu                                15,005            252
   Bank Slaski                                           8,300            407
   BIG Bank Gdanski                                    192,900            167
   BIG Bank Gdanski GDR                                 60,000            750
                                                                 ------------
                                                                        2,079
                                                                 ------------
CHEMICALS
   Eastbridge                                           33,600          2,259
   Polifarb Cieszyn - Wroclaw                           69,292             97
                                                                 ------------
                                                                        2,356
                                                                 ------------
CONSTRUCTION & HOUSING
   Exbud                                                10,554             81
   Exbud GDR                                            35,110            270
                                                                 ------------
                                                                          351
                                                                 ------------
DATA PROCESSING & REPRODUCTION
   Prokom GDR                                           42,110            750
                                                                 ------------
FOOD & HOUSEHOLD PRODUCTS
   Agros Holdings 'C'                                   30,360            170
                                                                 ------------
INDUSTRIAL COMPONENTS
   Debica                                               24,000            416
                                                                 ------------
WHOLESALE & INTERNATIONAL TRADE
   Elektrim                                            154,920          1,570
                                                                 ------------
                                                                        7,692
                                                                 ------------
-----------------------------------------------------------------------------
RUSSIA (0.7%)
BROADCASTING & PUBLISHING
   Storyfirst Communications, Inc. 'C' (Preferred)         270             49
   Storyfirst Communications, Inc. 'D' (Preferred)         720            129
   Storyfirst Communications, Inc. 'E' (Preferred)         780            140
   StoryFirst Communications, Inc. 'F' (Preferred)         139             50
   Storyfirst Communications, Inc., First Section,
     Tranche I (Convertible)                               604            109
   Storyfirst Communications, Inc., First Section,
     Tranche I (Convertible)                                35              6
-----------------------------------------------------------------------------


                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
RUSSIA (CONTINUED)
   Storyfirst Communications, Inc., Second
     Section, Tranche II (Convertible)                     152   U.S.$     27
   Storyfirst Communications, Inc.,
     Tranche IV (Convertible)                              207             37
                                                                 ------------
                                                                          547
                                                                 ------------
ENERGY SOURCES
   Surgutneftegaz ADR                                   50,337             50
                                                                 ------------
FOREST PRODUCTS & PAPER
   Alliance Cellulose Ltd. 'B'                         156,075            186
                                                                 ------------
MULTI-INDUSTRY
(a)Pliva d.d. GDR                                       24,150            324
                                                                 ------------
TELECOMMUNICATIONS
   Global Tele-Systems Ltd.                              9,994            337
   Russian Telecom Development Corp.                   176,000             18
   Vimpel-Communications ADR                             2,625             14
                                                                 ------------
                                                                          369
                                                                 ------------
                                                                        1,476
                                                                 ------------
-----------------------------------------------------------------------------
SOUTH AFRICA (6.4%)
BANKING
   Coronation Holdings Ltd. 'N' - New                   19,700            217
                                                                 ------------
BEVERAGES & TOBACCO
   South African Breweries Ltd.                         50,640            763
                                                                 ------------
BROADCASTING & PUBLISHING
   Primedia Ltd.                                        98,500            246
                                                                 ------------
BUSINESS & PUBLIC SERVICES
   Educor                                              476,114            567
   Persetel Holdings Ltd.                              149,100          1,240
                                                                 ------------
                                                                        1,807
                                                                 ------------
CHEMICALS
   SASOL Ltd.                                          327,730          1,503
   SASOL Ltd. 8.50% (Convertible Preferred)              3,200             13
                                                                 ------------
                                                                        1,516
                                                                 ------------
FINANCIAL SERVICES
   B.O.E. Corp. Ltd. 'N'                             1,927,985          1,230
   BOE Ltd.                                            646,278            472
                                                                 ------------
                                                                        1,702
                                                                 ------------
FOOD & HOUSEHOLD PRODUCTS
   Illovo Sugar Ltd.                                   387,500            323
                                                                 ------------
INSURANCE
   Forbes Group Ltd.                                    96,600            136
   Liberty Life Association of Africa Ltd.              78,178          1,185
                                                                 ------------
                                                                        1,321
                                                                 ------------
MERCHANDISING
   Ellerine Holdings Ltd.                              239,880            535
                                                                 ------------
METALS -- STEEL
   Iscor Ltd.                                        3,061,609            688
                                                                 ------------

MISCELLANEOUS MATERIALS & COMMODITIES
   Malbak Ltd.                                           8,500             3
                                                                 ------------
MULTI-INDUSTRY
   Bidvest Group Ltd.                                  140,776            850
(b)Morgan Stanley Africa Investment Fund,  Inc.         74,015            689
   New Africa Investments Ltd. (Preferred) 'N'       1,225,000            575
   Rembrandt Group Ltd.                                124,805            753
   Woolworths Holdings Ltd.                            781,100            366
                                                                 ------------
                                                                        3,233
                                                                 ------------
RETAIL -- MAJOR DEPARTMENT STORES
   Protea Furnishers Ltd.                              673,671            292
                                                                 ------------
                                                                       12,646
                                                                 ------------
-----------------------------------------------------------------------------
TAIWAN (7.1%)
BANKING
   Chinatrust Commercial Bank                          233,432            146
                                                                 ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
   Asustek Computer, Inc.                              242,500          1,689
   Asustek Computer, Inc. (Rights)                         478              1
   Compal Electronics                                  878,465          2,601
   Compeq Manufacturing Co., Ltd.                      112,000            650
   Hon Hai Precision Industry                          520,800          2,313
   Siliconware Precision Industries Co.              1,490,800          2,155
   Taiwan Semiconductor Co.                          1,904,000          3,648
                                                                 ------------
                                                                       13,057
                                                                 ------------
MERCHANDISING
   President Chain Store Corp.                         338,608            988
                                                                 ------------
                                                                       14,191
                                                                 ------------
-----------------------------------------------------------------------------

THAILAND (3.1%)
BANKING
   Bangkok Bank Public Co., Ltd. (Foreign)             559,400            530
   Siam Commercial Bank Co. Ltd. (Foreign)
     (Warrants), expiring 12/31/02                     280,333             --
                                                                 ------------
                                                                          530
                                                                 ------------
BROADCASTING & PUBLISHING
   BEC World Public Co., Ltd. (Foreign)                134,900            641
                                                                 ------------
BUILDING MATERIALS & COMPONENTS
   Siam City Cement Public Co., Ltd. (Foreign)         210,500            330
                                                                 ------------
ELECTRICAL & ELECTRONICS
   Shinawatra Computer Co., Ltd. (Foreign)             223,900            691
                                                                 ------------
ELECTRONIC COMPONENTS & INSTRUMENTS
   Delta Electronics Public Co., Ltd. (Foreign)        165,800            956
                                                                 ------------
ENERGY SOURCES
   PTT Exploration & Production Public Co.,
     Ltd. (Foreign)                                    161,500          1,421
                                                                 ------------
-----------------------------------------------------------------------------


                                                                        VALUE
                                                        SHARES          (000)
-----------------------------------------------------------------------------
THAILAND (CONTINUED)
TELECOMMUNICATIONS
   Advanced Information Services Co., Ltd.
     (Foreign)                                         279,600   U.S.$  1,598
                                                                 ------------
                                                                        6,167
                                                                 ------------
-----------------------------------------------------------------------------
TURKEY (4.1%)
APPLIANCES & HOUSEHOLD DURABLES
   Vestel Elektronik Sanayi Ve Ticaret AS           12,796,519          1,176
                                                                 ------------
BANKING
   Akbank TAS                                           30,240             85
   Turkiye Garanti Bankasi                           3,075,000             53
   Yapi Ve Kredi Bankasi                           187,935,442          2,133
                                                                 ------------
                                                                        2,271
                                                                 ------------
BEVERAGES & TOBACCO
   Efes Sinai Yatirim                              211,652,609          2,059
   Ege Biracilik Ve Malt Sanayii                     8,817,000            667
   Erciyas Biracilik                                 1,131,000             90
                                                                 ------------
                                                                        2,816
                                                                 ------------
ENERGY SOURCES
   Petrol Ofisi AS                                   2,594,000            453
                                                                 ------------
FINANCIAL SERVICES
   Sabanci Holdings                                 16,427,000            252
                                                                 ------------
MERCHANDISING
   Migros Turk TAS                                     322,000            232
                                                                 ------------
METALS -- STEEL
   Eregli Demir Ve Celik Fabrikalari TAS            10,050,000            751
                                                                 ------------
MULTI-INDUSTRY
   Koc Holding                                       1,337,000            140
                                                                 ------------
                                                                        8,091
                                                                 ------------
-----------------------------------------------------------------------------
UNITED KINGDOM (0.3%)
BEVERAGES & TOBACCO
   Coca-Cola Beverages plc                             222,550            507
                                                                 ------------
-----------------------------------------------------------------------------
VENEZUELA (0.1%)
UTILITIES -- Electrical & Gas
   Electricidad de Caracas                             453,425            127
                                                                 ------------
-----------------------------------------------------------------------------
ZIMBABWE (0.4%)
MERCHANDISING
   Meikles Africa Ltd.                                 342,000            197
                                                                 ------------
MULTI-INDUSTRY
   Delta Corp., Ltd.                                 1,297,991            337
                                                                 ------------
(a)Trans Zambezi Industries Ltd. ADR                 4,000,000            226
                                                                 ------------
                                                                          563
                                                                 ------------
                                                                          760
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$269,953)                                                186,820
                                                                 ------------
-----------------------------------------------------------------------------

                                                         FACE
                                                       AMOUNT          VALUE
                                                        (000)          (000)
-----------------------------------------------------------------------------
DEBT INSTRUMENTS (0.3%)
-----------------------------------------------------------------------------
INDIA (0.2%)
METALS -- Steel
   Shri Ishar Alloy Steels Ltd. 15.00%, 4/21/01   INR      581   U.S.$     98
                                                                 ------------
MULTI-INDUSTRY
   DCM Shriram Industries Ltd. 9.90%, 2/21/02              335            169
   DCM Shriram Industries Ltd. (Convertible)
     7.50%, 2/21/02                                        330            126
                                                                 ------------
                                                                          295
                                                                 ------------
                                                                          393
                                                                 ------------
-----------------------------------------------------------------------------
RUSSIA (0.1%)
SOVEREIGN
   Russian Federation (Registered)
     11.00%, 7/24/18                              U.S.$    426             75
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
   (Cost U.S.$1,749)                                                      468
                                                                 ------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%)
-----------------------------------------------------------------------------
UNITED STATES (4.4%)
REPURCHASE AGREEMENT
   Chase Securities, Inc. 5.25%, dated
     9/30/98, due 10/1/98, to be repurchased
     at U.S.$8,733, collateralized by
     U.S.$7,350, United States Treasury
     Notes, 7.875%, due 11/15/04, valued
     at U.S.$8,939 (Cost U.S.$8,732)                     8,732          8,732
                                                                 ------------
-----------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (4.1%)
   Brazil Real                                    BRL    1,069            902
   Colombian Peso                                 COP      312             --@
   Egyptian Pound                                 EGP      662            194
   Greek Drachma                                  GRD   46,651            162
   Hungarian Forint                               HUF    5,490             25
   Indian Rupee                                   INR   97,146          2,290
   Malaysian Ringgit                              MYR    2,465            587
   Mexican Peso                                   MXP    4,423            434
   Pakistani Rupee                                PKR   47,988            886
   Philippine Peso                                PHP    1,233             28
   Polish Zloty                                   PLZ      346             97
   South Korean Won                               KRW  238,648            172
   Taiwan Dollar                                  TWD   83,477          2,423
   Zimbabwe Dollar                                ZWD      364             11
                                                                 ------------
    (Cost U.S.$8,459)                                                   8,211
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (102.7%)
   (Cost U.S.$288,893)                                                204,231
                                                                 ------------
-----------------------------------------------------------------------------

                                                       AMOUNT         AMOUNT
                                                        (000)          (000)
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.7%)
   Other Assets                                  U.S. $ 14,776
   Liabilities                                         (20,061) U.S.$ (5,285)
                                                                -------------
-----------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 22,221,644 issued and
     outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                            U.S.$ 198,946
                                                                -------------
                                                                -------------
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$    8.95
                                                                -------------
                                                                -------------
-----------------------------------------------------------------------------

   @  --  Value is less than U.S.$500.
 (a)  --  144A Security - certain conditions for public sale may exist.
 (b)  --  The Fund is advised by an affiliate.
 ADR  --  American Depositary Receipt
 GDR  --  Global Depositary Receipt
 NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created, and offered for investment. The "local" and "foreign" shares' market values may vary.
------------------------------------------------------------------------------


                                          12